Related Party Disclosures - Significant Transactions with Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of engines and parts	¥ 411,010	$ 59,122	¥ 393,440	¥ 1,256,268
Purchase of parts, supplies and engines	1,396,611	200,896	2,036,675	2,792,707
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Hospitality, restaurant, consultancy and other service income	5,803	835	2,152	3,918
Service charge charged by	128	18	5,023
Rental income	4,634	667	4,415	4,565
Selling, general and administrative expenses	0	0	2,530	7,287
Hong Leong Asia Limited [member]
Disclosure of transactions between related parties [line items]
Selling, general and administrative expenses	8,994	1,294	7,188	6,687
GY Group (including its subsidiaries and affiliates) [member]
Disclosure of transactions between related parties [line items]
Sales of engines and parts	2,262,306	325,423	3,223,785	2,637,845
Purchase of parts, supplies and engines	1,053,607	151,557	1,307,137	1,245,030
Hospitality, restaurant, consultancy and other service income	10,398	1,496	6,609	6,765
Rental income	580	83	275	3,970
Property management service expenses	22,128	3,183	21,978	24,968
Selling, general and administrative expenses	30,151	4,337	9,315	4,728
Delivery, storage, distribution and handling expenses	201,669	29,009	300,699	312,891
Payments For Lease Liabilities	19,802	2,848	17,215	18,086
Purchases of vehicles and machineries	¥ 2,513	$ 361	¥ 3,460	¥ 2,838